Summary of Royalty Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	$ 264,709
Royalty and other mineral interest additions	411,110
Royalty and other mineral interest cost	675,819	$ 264,709
Royalty accumulated depletion	(164)
Depletion	(1,756)	(164)
Royalty accumulated depletion	(1,920)	(164)
Disposal	(10)
Impairment	(3,821)
Option payments	(1,780)
Total	(5,611)
Balance at September 30, 2022	668,288
Beaufor [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	1,235
Royalty and other mineral interest cost	1,235	1,235
Balance at September 30, 2022	1,235
Borden [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	1,108
Royalty and other mineral interest additions	2,781
Royalty and other mineral interest cost	3,889	1,108
Depletion	(539)
Royalty accumulated depletion	(539)
Balance at September 30, 2022	3,350
Cheechoo [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest additions	12,640
Royalty and other mineral interest cost	12,640
Balance at September 30, 2022	12,640
Cote [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest additions	16,132
Royalty and other mineral interest cost	16,132
Balance at September 30, 2022	16,132
Croinor [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	5,330
Royalty and other mineral interest additions	449
Royalty and other mineral interest cost	5,779	5,330
Balance at September 30, 2022	5,779
Fenelon [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	41,553
Royalty and other mineral interest cost	41,553	41,553
Balance at September 30, 2022	41,553
Gold Rock [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	3,275
Royalty and other mineral interest cost	3,275	3,275
Balance at September 30, 2022	3,275
Granite Creek [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest additions	21,768
Royalty and other mineral interest cost	21,768
Balance at September 30, 2022	21,768
Hog Ranch [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	12,879
Royalty and other mineral interest cost	12,879	12,879
Balance at September 30, 2022	12,879
Jerritt Canyon [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	8,921
Royalty and other mineral interest cost	8,921	8,921
Royalty accumulated depletion	(74)
Depletion	(454)
Royalty accumulated depletion	(528)	(74)
Balance at September 30, 2022	8,393
Lincoln Hill [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	5,289
Royalty and other mineral interest cost	5,289	5,289
Transfer	132
Total	132
Balance at September 30, 2022	5,421
Malartic [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest additions	318,393
Royalty and other mineral interest cost	318,393
Depletion	(691)
Royalty accumulated depletion	(691)
Balance at September 30, 2022	317,702
Marigold [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	1,261
Royalty and other mineral interest cost	1,261	1,261
Royalty accumulated depletion	(84)
Royalty accumulated depletion	(84)	(84)
Balance at September 30, 2022	1,177
McKenzie Break [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	4,010
Royalty and other mineral interest additions	291
Royalty and other mineral interest cost	4,301	4,010
Balance at September 30, 2022	4,301
Railroad-Pinion [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	3,032
Royalty and other mineral interest cost	3,032	3,032
Balance at September 30, 2022	3,032
Rawhide [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	3,821
Royalty and other mineral interest cost	3,821	3,821
Impairment	(3,821)
Total	(3,821)
REN (Net Profit Interest) [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	21,017
Royalty and other mineral interest cost	21,017	21,017
Balance at September 30, 2022	21,017
REN (Net Smelter Return) [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	42,365
Royalty and other mineral interest cost	42,365	42,365
Transfer	556
Total	556
Balance at September 30, 2022	42,921
Sao Jorge [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	2,274
Royalty and other mineral interest cost	2,274	2,274
Balance at September 30, 2022	2,274
Titiribi [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	3,010
Royalty and other mineral interest cost	3,010	3,010
Balance at September 30, 2022	3,010
Whistler [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	2,575
Royalty and other mineral interest cost	2,575	2,575
Balance at September 30, 2022	2,575
Yellowknife [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	1,870
Royalty and other mineral interest cost	1,870	1,870
Balance at September 30, 2022	1,870
Others [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	99,884
Royalty and other mineral interest additions	38,656
Royalty and other mineral interest cost	138,540	99,884
Royalty accumulated depletion	(6)
Depletion	(72)
Royalty accumulated depletion	(78)	$ (6)
Transfer	(688)
Disposal	(10)
Option payments	(1,780)
Total	(2,478)
Balance at September 30, 2022	$ 135,984